Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and contingencies
Commitments and contingencies

31.  Commitments and contingencies

Arbitration with MX Capital

On June 30, 2023 MX Capital Ltd together with one of its subsidiaries (“the Claimants”) filed with the London Court of International Arbitration the request for arbitration against the Company. In the request of arbitration the Claimants claim that the Company has breached certain clauses of the shareholder agreement between the Company and the shareholders of MX Capital Ltd. Around the same date MX Capital Ltd served with the District Court of Limassol (Cyprus) a legal claim with the content substantially similar to the request for arbitration. As of the date of these financial statements both legal actions referred to above are in the nascent phase and their effects and outcomes cannot be reliably estimated, though the Company intends to rigorously defend its interest.

Taxation

Although we generally are not responsible for indirect taxes (VAT and withholding sales taxes) generated on games accessed and operated through third-party platforms, we are responsible for collecting and remitting applicable sales, value added, use or similar taxes for revenue generated on games accessed and operated on our own platforms and/or in countries where the law requires the game publishers to pay such taxes even if games are made available for users through third-party platforms. Furthermore, an increasing number of U.S. states have considered or adopted laws that attempt to impose tax collection obligations on out-of-state companies. This is also the case in respect of the European Union, where value added taxes or digital services taxes were or may be imposed on companies making digital sales to consumers within the European Union. In addition, as taxation of IT industries is rapidly developing there is a risk that various tax authorities may interpret certain agreements or tax payment arrangements differently than the Company (including identification of the taxpayer and determination of the tax residency).

We believe that these consolidated financial statements reflect our best estimate of tax liabilities and uncertain tax positions, which are appropriately accounted for and/or disclosed in these consolidated financial statements. In respect of the above risks, we consider them to be reasonably possible of being materialised, however, the potential financial effects thereof cannot be presently reliably estimated.